Term Loan and Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Opening balance	$ 2,060.1
Loans advanced	463.9	3,177.7	936.3
Loans repaid	(591.8)	(2,971.3)	(975.9)
Closing balance	1,910.9	2,060.1
$1,510 million term loan and revolving credit facility
Debt Instrument [Line Items]
Opening balance	773.5
Loans advanced	41.5	893.0
Loans repaid	(189.0)	(119.5)
Closing balance	$ 626.0	$ 773.5